Other receivables and other payables - Payments made (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Deferred payments	R 0	R 292	R 0
Total cash payments made	0	336	3,733
Payments in excess of the original fair value (operating cash flows)	R 0	44	3,733
Dividend Obligation | Commodity price risk
Disclosure of detailed information about business combination [line items]
Increase in loss due to increase in commodity price			70
Dividend Obligation | Commodity price risk | 4E Basket Price
Disclosure of detailed information about business combination [line items]
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 38	34
Dividend Obligation | Commodity price risk | Lithium Hydroxide Price
Disclosure of detailed information about business combination [line items]
Increase in loss due to increase in commodity price		26	27
Keliber
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	0	388	1,147	R 0
Marikana
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	810	730	1,626	R 2,129
Carrying value | Keliber
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation		532	1,434
Carrying value | Marikana
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	777	559	1,257
Rustenburg operations acquisition
Disclosure of detailed information about business combination [line items]
Deferred payments	0	0	3,607
Pandora acquisition by Lonmin
Disclosure of detailed information about business combination [line items]
Deferred payments	0	44	126
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Contingent consideration	R 0	R 292	R 0